Acquisition and Business Combination (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 13, 2018	Jan. 08, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Jan. 31, 2018
Acquisition and Business Combination (Textual)
Market price of per share			$ 51.47	$ 25.76		$ 0.01
Net losses			$ (3,594)	$ 123,741	$ (641)
Acquisition costs			100
Fair value of warrants			2,500
Fair value of the vested portion			7,400
SalvaRx [Member]
Acquisition and Business Combination (Textual)
Business combination acquisition percentage	100.00%
Exchange of common stock	805,070,067
Cash consideration from issuance of shares		$ 92,600
Market price of per share		$ 0.115
Acquisition of shares, description	In connection with the SalvaRx Acquisition, the Company acquired SalvaRx's five investees and subsidiaries: IOX and Saugatuck (consolidated subsidiary with non-controlling interest), Intensity (investment in private company (see Note 9), Nekonal (joint venture with no fair value due to a dispute with Nekonal, see below), and Rift (no fair value as operations are discontinued). In connection with the SalvaRx Acquisition, the Company also acquired an option from Nekonal SARL that gives SalvaRx the right to acquire shares in Nekonal for €50 ($55 USD) per share for four years. On January 8, 2019, the acquisition date, the fair value of option was determined to be $0 due to a dispute with Nekonal.
SalvaRx Group Plc [Member]
Acquisition and Business Combination (Textual)
Business combination acquisition percentage		100.00%
Exchange of common stock		805,070,067
Fair value of warrants			$ 2,500